CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2013	$ 19,392	$ 904	$ 55,530	$ (37,042)
Balance (in shares) at Dec. 31, 2013		13,284,144
Exercise of options and issuance of share capital, net of issuance costs	2,494	$ 30	2,464
Exercise of options and issuance of share capital, net of issuance costs (in shares)		414,911
Stock-based compensation	17		$ 17
Net income	3,450			$ 3,450
Balance at Jun. 30, 2014	25,353	$ 934	$ 58,011	(33,592)
Balance (in shares) at Jun. 30, 2014		13,699,055
Balance at Dec. 31, 2014	28,306	$ 937	58,210	$ (30,841)
Balance (in shares) at Dec. 31, 2014		13,742,586
Exercise of options, warrants and issuance of share capital, net of issuance costs	27,334	$ 163	27,171
Exercise of options, warrants and issuance of share capital, net of issuance costs (in shares)		2,523,466
Stock-based compensation	878		$ 878
Net income	3,148			$ 3,148
Balance at Jun. 30, 2015	$ 59,666	$ 1,100	$ 86,259	$ (27,693)
Balance (in shares) at Jun. 30, 2015		16,266,052